CUSTOMER CONCENTRATION RISK (Tables)	6 Months Ended
Apr. 30, 2026
Risks and Uncertainties [Abstract]
Schedule of risk concentration

	For the six months ended April 30,
	2026	2025
	(Unaudited)	(Unaudited)
Customer A	100%	–
Customer B	–	68%
Customer C	–	20%
Customer D	–	12%